Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,922,305)	$ (1,351,073)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	107,313	142,619
Financial liabilities	(283,100)	(365,704)
Net exposure	(175,787)	(223,085)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	316	57,448
Financial liabilities	(873,610)	(450,980)
Net exposure	$ (873,294)	$ (393,532)